Stock-Based Compensation (Stock Units Converted To Common Stock) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total intrinsic value of vested stock units converted to common stock	$ 24.8	$ 27.7	$ 9.2